CONVERTIBLE REDEEMABLE PREFERRED SHARES	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
CONVERTIBLE REDEEMABLE PREFERRED SHARES

19. CONVERTIBLE REDEEMABLE PREFERRED SHARES

Series C Preferred Shares

On 22 July 2020, Shanghai Youerlan and series C onshore investors (“Series C Onshore Investors”) entered into a share subscription agreement whereby the Series C Onshore Investors made a total investment of RMB212,742 (“Series C Onshore Financing”) for 35,333,335 ordinary shares in Shanghai Youerlan. All Series C Onshore Financing were received in 2020.

On 24 July 2020, the Company and series C offshore investors (“Series C Offshore Investors”) entered into a share subscription agreement whereby the Series C Offshore Investors made a total investment of RMB169,705 (“Series C Offshore Financing”) for 24,380,586 Series C offshore preferred shares in the Company. All Series C Offshore Financing were received in 2020.

Series C+ Preferred Shares

On 14 May 2021, the Company and series C+ investors (“Series C+ Investors”) entered into a share subscription agreement whereby the Series C+ Investors made a total investment of RMB429,765 (“Series C+ Financing”) for 43,579,123 Series C+ preferred shares in the Company. All Series C+ Financing were received in 2022.

On 7 July 2021, the Company issued 30,000,000 convertible notes with a nominal value of US$30,000 and was converted to 17,685,766 Series C+ preferred shares of RMB 193,836 on 4 November 2021.

Series C Preferred Shares and Series C+ Preferred Phares are collectively referred to as the “Preferred Shares”.

A summary of the shares authorized, issued and outstanding is as follows:

	As of December 31,
	2023	2024

Authorized:
Number of Series C preferred share of US$0.0001 each	59,713,921	59,713,921

Number of Series C+ preferred share of US$0.0001 each	61,264,889	61,264,889

	As of December 31,
	2023	2024
	RMB	RMB
Issued and fully paid:
Number of Series C preferred share of US$0.0001 each	59,713,921	59,713,921
Nominal value of preferred shares (RMB)	41,685	41,685

Number of Series C+ preferred share of US$0.0001 each	61,264,889	61,264,889
Nominal value of preferred shares (RMB)	39,573	39,573

The rights, preferences and privileges of the Preferred Shares are as follows:

(a) Conversion right

Each preferred share shall be convertible, at the option of the preferred shareholders (“Holders”) thereof, at any time after the date of issuance, and without the payment of any additional consideration by the Holder thereof, into such number of fully paid ordinary shares as is determined by dividing the applicable deemed original issue price for such series of Preferred Shares by the conversion price for such series of Preferred Shares in effect (“Conversion Price”) at the time of conversion. The initial conversion ratio is 1:1, subject to adjustment in the event of share dividends, share splits and other events as specified in the Company’s articles of association, provided that the conversion price shall not be less than the par value of the ordinary shares.

Each Preferred Share shall be automatically converted into ordinary shares at the then effective conversion price upon the closing of an underwritten public offering or the listing of the ordinary shares of the Company in a recognized international securities exchange or foreign securities exchange as approved by the shareholders’ meeting or the Board of the Company, with the implied market capitalization of the Company prior to such public offering shall be no less than RMB5,000 million or equivalent U.S. dollars (the “Qualified IPO”).

No fractional ordinary share shall be issued upon conversion of the Preferred Shares. In lieu of any fractional ordinary shares to which the holder would otherwise be entitled, the Company shall pay cash equal to such fraction multiplied by the then effective conversion price for any such series of Preferred Shares.

(b) Redemption right

The redemption rights of the Preferred Shares were removed on October 18, 2022, upon Series C investors’ and Series C+ investors’ signing of the amended and restated shareholders agreement dated October 18, 2022. Prior to the removal, the holders of Series C and Series C+ Preferred Shares shall have redemption rights upon the occurrence of any of the following events: (i) the Company has not consummated a Qualified Initial Public Offering before June 30, 2023; (ii) there is any material breach by the Founder or the Founder Holding Company under the Transaction Documents or any circumstances that seriously harm the interests of the Group Companies by the Founder or by the Founder Holding Company. The redemption price was determined at an amount equal to (i) 100% of the issuance price, plus (ii) interest at a simple rate of ten percent (10%) per annum accrued on the issuance price during the period from the issuance date to the redemption payment date.

(c) Liquidation preference

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company or any of the following events: (i) change in the control of the Group through merger, acquisition or other types of transactions of the Group, that is, the shareholders who hold all the equity interest of the Group prior to such transaction hold less than fifty percent (50%) of the voting rights of the surviving entity or lose control of the Group after such transaction, or the actual controller(s) change in control of the Group; (ii) all or substantially all of the assets, business or goodwill held by the Group are sold, mortgaged or disposed of in any manner; and (iii) all or substantially all of the intellectual property rights held by the Group are sold or exclusively licensed to a third party, mortgaged or disposed of in any manner (“Deemed Liquidation Event”) that shall be distributed to holders of Preferred Shares in the sequence below:

If, upon any such liquidation, distribution, winding up or Deemed Liquidation Event of the Company, the assets of the Company shall be insufficient to pay the holders of Series C+ preferred shares in full on all Series C+ preferred shares, then such assets shall be distributed among the holders of Series C+ preferred shares, in proportion to the full amounts to which they would otherwise be respectively entitled thereon. If the remaining assets of the Company after the distribution or payment of holders of Series C+ preferred shares shall be insufficient to pay the holders of Series C preferred shares in full on all Series C preferred shares, then such remaining assets shall be distributed among the holders of Series C preferred shares, in proportion to the full amounts to which they would otherwise be respectively entitled thereon.

After distribution or payment in full of the Series C Preference Amount and the Series C+ Preference Amount, the remaining assets of the Company available for distribution to members shall be distributed to all holders of issued and outstanding ordinary Shares and Preferred Shares pro rata on an as-converted basis.

(d) Voting rights

Each Preferred Share shall carry a number of votes equal to the number of ordinary Shares then issuable upon its conversion into ordinary Shares at the record date for determination of the shareholders entitled to vote on such matters, or, if no such record date is established, at the date such vote is taken or any written consent of shareholders is solicited. The Holders shall be entitled to vote on all matters on which the holders of ordinary shares shall be entitled to vote.

(e) Dividend right

All the holders of Preferred Shares are entitled to receive the dividends on pro-rata basis according to the relative number of shares held by them on an as-converted basis.

Accounting of Preferred Shares

The Group classified the Preferred Shares as mezzanine equity measured at fair value at issuance date and recorded at issuance price, net of issuance cost. Pursuant to the amended and restated shareholder agreement entered between the Company and its investors on 18 October 2022, the redemption rights related with the Preferred Shares were cancelled and the liquidation preference were terminated. However, the liquidation preference shall automatically be reinstated in the event the Company withdraws its listing application or is rejected by the relevant stock exchange prior to the Qualified IPO (the “reinstatement”). The Preferred Shares are still considered redeemable in the event of the reinstatement and any liquidation including a deemed liquidation event (e.g. change in control) since the holders of Series C+ Preferred Shares shall be entitled to be paid out of an amount in cash according to liquidation preference. Therefore, the Group still classify the Preferred Shares as mezzanine equity outside of permanent equity in accordance with SEC’s Accounting Series Release 268, Presentation in Financial Statements of Redeemable Preferred Stocks (ASR 268) and ASC 480 “Distinguishing Liabilities from Equity”. The Group early adopted ASU No. 2020-06 to eliminate the analysis requirement of separation of beneficial conversion and cash conversion features from convertible instruments.

At each reporting date, the Group evaluates the probability of occurrence of the reinstatement and any deemed liquidation event that entitles the holders of the Preferred Shares to be paid an amount in cash (the “redemption value”) subject to liquidation preference. If it is probable that a deemed liquidation event will occur and Preferred Shares will become redeemable, the Group recognizes changes in carrying value immediately as the deemed liquidity event occurs and adjusts the carrying value of the instrument to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amounts of Preferred Shares shall be affected by charges against retained earnings, or additional paid-in capital in the absence of retained earnings. Accordingly, if the Preferred Shares are not currently redeemable and it is not probable that the Preferred Shares will become redeemable, subsequent adjustment of the amount presented in temporary equity is unnecessary.

As of December 31, 2022 and 2023, the Group evaluated that the Preferred Shares were not currently redeemable and it is not probable that the Preferred Shares would become redeemable as there was no noted indicator of the reinstatement and any deemed liquidation event, and recorded the Preferred Shares as carrying value accordingly.

Modification of Preferred Shares

The Group assesses whether an amendment to the terms of its convertible preferred shares is an extinguishment or a modification using the fair value model.

When convertible redeemable preferred shares are extinguished, the difference between the fair value of the consideration transferred to the convertible redeemable Preferred Shareholders and the carrying amount of such preferred shares (net of issuance costs) is treated as a deemed dividend to the Preferred Shareholders. When convertible redeemable preferred shares are modified and such modification results in value transfer between Preferred Shareholders and ordinary shareholders, the change in fair value resulted from the amendment is treated as a deemed dividend to or from the Preferred Shareholders.

Pursuant to the amended and restated shareholders agreement reached between the Company and its investors on October 18, 2022, the redemption rights related with the Company’s Preferred Shares were removed and the liquidation preference were terminated.

The Group evaluated the modification and concluded that it represented modification, rather than extinguishment to the Preferred Shares, because the difference of the fair values of the Preferred Shares immediately before and after the amendment is less than 10%, therefore the Group applied modification accounting by analogy to the modification guidance contained in ASC 718-20, Compensation — Stock Compensation — Award Classified as Equity, and the modification that results in an increase of RMB130,011 in the fair value of the modified preferred shares on October 18, 2022 was recognized as a deemed dividend to the preferred shareholders.

20. CONVERTIBLE REDEEMABLE PREFERRED SHARES (RESTATED)

Series C Preferred Shares

On 22 July 2020, Shanghai Youerlan and series C onshore investors (“Series C Onshore Investors”) entered into a share subscription agreement whereby the Series C Onshore Investors made a total investment of RMB212,742 (“Series C Onshore Financing”) for 35,333,335 ordinary shares in Shanghai Youerlan. All Series C Onshore Financing were received in 2020.

On 24 July 2020, the Company and series C offshore investors (“Series C Offshore Investors”) entered into a share subscription agreement whereby the Series C Offshore Investors made a total investment of RMB169,705 (“Series C Offshore Financing”) for 24,380,586 Series C offshore preferred shares in the Company. All Series C Offshore Financing were received in 2020.

Series C+ Preferred Shares

On 14 May 2021, the Company and series C+ investors (“Series C+ Investors”) entered into a share subscription agreement whereby the Series C+ Investors made a total investment of RMB429,765 (“Series C+ Financing”) for 43,579,123 Series C+ preferred shares in the Company. All Series C+ Financing were received in 2022.

On 7 July 2021, the Company issued 30,000,000 convertible notes with a nominal value of US$30,000 and was converted to 17,685,766 Series C+ preferred shares of RMB 193,836 on 4 November 2021.

Series C Preferred Shares and Series C+ Preferred Phares are collectively referred to as the “Preferred Shares”.

A summary of the shares authorized, issued and outstanding is as follows:

	As of December 31,
	2022	2023

Authorized:
Number of Series C preferred share of US$0.0001 each	59,713,921	59,713,921

Number of Series C+ preferred share of US$0.0001 each	61,264,889	61,264,889

	As of December 31,
	2022	2023
	RMB	RMB
Issued and fully paid:
Number of Series C preferred share of US$0.0001 each	59,713,921	59,713,921
Nominal value of preferred shares (RMB)	41,685	41,685

Number of Series C+ preferred share of US$0.0001 each	61,264,889	61,264,889
Nominal value of preferred shares (RMB)	39,573	39,573

The rights, preferences and privileges of the Preferred Shares are as follows:

(a) Conversion right

Each preferred share shall be convertible, at the option of the preferred shareholders (“Holders”) thereof, at any time after the date of issuance, and without the payment of any additional consideration by the Holder thereof, into such number of fully paid ordinary shares as is determined by dividing the applicable deemed original issue price for such series of Preferred Shares by the conversion price for such series of Preferred Shares in effect (“Conversion Price”) at the time of conversion. The initial conversion ratio is 1:1, subject to adjustment in the event of share dividends, share splits and other events as specified in the Company’s articles of association, provided that the conversion price shall not be less than the par value of the ordinary shares.

Each Preferred Share shall be automatically converted into ordinary shares at the then effective conversion price upon the closing of an underwritten public offering or the listing of the ordinary shares of the Company in a recognized international securities exchange or foreign securities exchange as approved by the shareholders’ meeting or the Board of the Company, with the implied market capitalization of the Company prior to such public offering shall be no less than RMB5,000 million or equivalent U.S. dollars (the “Qualified IPO”).

No fractional ordinary share shall be issued upon conversion of the Preferred Shares. In lieu of any fractional ordinary shares to which the holder would otherwise be entitled, the Company shall pay cash equal to such fraction multiplied by the then effective conversion price for any such series of Preferred Shares.

(b) Redemption right

The redemption rights of the Preferred Shares were removed on October 18, 2022, upon Series C investors’ and Series C+ investors’ signing of the amended and restated shareholders agreement dated October 18, 2022. Prior to the removal, the holders of Series C and Series C+ Preferred Shares shall have redemption rights upon the occurrence of any of the following events: (i) the Company has not consummated a Qualified Initial Public Offering before June 30, 2023; (ii) there is any material breach by the Founder or the Founder Holding Company under the Transaction Documents or any circumstances that seriously harm the interests of the Group Companies by the Founder or by the Founder Holding Company. The redemption price was determined at an amount equal to (i) 100% of the issuance price, plus (ii) interest at a simple rate of ten percent (10%) per annum accrued on the issuance price during the period from the issuance date to the redemption payment date.

(c) Liquidation preference

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company or any of the following events: (i) change in the control of the Group through merger, acquisition or other types of transactions of the Group, that is, the shareholders who hold all the equity interest of the Group prior to such transaction hold less than fifty percent (50%) of the voting rights of the surviving entity or lose control of the Group after such transaction, or the actual controller(s) change in control of the Group; (ii) all or substantially all of the assets, business or goodwill held by the Group are sold, mortgaged or disposed of in any manner; and (iii) all or substantially all of the intellectual property rights held by the Group are sold or exclusively licensed to a third party, mortgaged or disposed of in any manner (“Deemed Liquidation Event”) that shall be distributed to holders of Preferred Shares in the sequence below:

If, upon any such liquidation, distribution, winding up or Deemed Liquidation Event of the Company, the assets of the Company shall be insufficient to pay the holders of Series C+ preferred shares in full on all Series C+ preferred shares, then such assets shall be distributed among the holders of Series C+ preferred shares, in proportion to the full amounts to which they would otherwise be respectively entitled thereon. If the remaining assets of the Company after the distribution or payment of holders of Series C+ preferred shares shall be insufficient to pay the holders of Series C preferred shares in full on all Series C preferred shares, then such remaining assets shall be distributed among the holders of Series C preferred shares, in proportion to the full amounts to which they would otherwise be respectively entitled thereon.

After distribution or payment in full of the Series C Preference Amount and the Series C+ Preference Amount, the remaining assets of the Company available for distribution to members shall be distributed to all holders of issued and outstanding ordinary Shares and Preferred Shares pro rata on an as-converted basis.

(d) Voting rights

Each Preferred Share shall carry a number of votes equal to the number of ordinary Shares then issuable upon its conversion into ordinary Shares at the record date for determination of the shareholders entitled to vote on such matters, or, if no such record date is established, at the date such vote is taken or any written consent of shareholders is solicited. The Holders shall be entitled to vote on all matters on which the holders of ordinary shares shall be entitled to vote.

(e) Dividend right

All the holders of Preferred Shares are entitled to receive the dividends on pro-rata basis according to the relative number of shares held by them on an as-converted basis.

Accounting of Preferred Shares

The Group classified the Preferred Shares as mezzanine equity measured at fair value at issuance date and recorded at issuance price, net of issuance cost. Pursuant to the amended and restated shareholder agreement entered between the Company and its investors on 18 October 2022, the redemption rights related with the Preferred Shares were cancelled and the liquidation preference were terminated. However, the liquidation preference shall automatically be reinstated in the event the Company withdraws its listing application or is rejected by the relevant stock exchange prior to the Qualified IPO (the “reinstatement”). The Preferred Shares are still considered redeemable in the event of the reinstatement and any liquidation including a deemed liquidation event (e.g. change in control) since the holders of Series C+ Preferred Shares shall be entitled to be paid out of an amount in cash according to liquidation preference. Therefore, the Group still classify the Preferred Shares as mezzanine equity outside of permanent equity in accordance with SEC’s Accounting Series Release 268, Presentation in Financial Statements of Redeemable Preferred Stocks (ASR 268) and ASC 480 “Distinguishing Liabilities from Equity”. The Group early adopted ASU No. 2020-06 to eliminate the analysis requirement of separation of beneficial conversion and cash conversion features from convertible instruments.

At each reporting date, the Group evaluates the probability of occurrence of the reinstatement and any deemed liquidation event that entitles the holders of the Preferred Shares to be paid an amount in cash (the “redemption value”) subject to liquidation preference. If it is probable that a deemed liquidation event will occur and Preferred Shares will become redeemable, the Group recognizes changes in carrying value immediately as the deemed liquidity event occurs and adjusts the carrying value of the instrument to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amounts of Preferred Shares shall be affected by charges against retained earnings, or additional paid-in capital in the absence of retained earnings. Accordingly, if the Preferred Shares are not currently redeemable and it is not probable that the Preferred Shares will become redeemable, subsequent adjustment of the amount presented in temporary equity is unnecessary.

As of December 31, 2022 and 2023, the Group evaluated that the Preferred Shares were not currently redeemable and it is not probable that the Preferred Shares would become redeemable as there was no noted indicator of the reinstatement and any deemed liquidation event, and recorded the Preferred Shares as carrying value accordingly.

Modification of Preferred Shares

The Group assesses whether an amendment to the terms of its convertible preferred shares is an extinguishment or a modification using the fair value model.

When convertible redeemable preferred shares are extinguished, the difference between the fair value of the consideration transferred to the convertible redeemable Preferred Shareholders and the carrying amount of such preferred shares (net of issuance costs) is treated as a deemed dividend to the Preferred Shareholders. When convertible redeemable preferred shares are modified and such modification results in value transfer between Preferred Shareholders and ordinary shareholders, the change in fair value resulted from the amendment is treated as a deemed dividend to or from the Preferred Shareholders.

Pursuant to the amended and restated shareholders agreement reached between the Company and its investors on October 18, 2022, the redemption rights related with the Company’s Preferred Shares were removed and the liquidation preference were terminated.

The Group evaluated the modification and concluded that it represented modification, rather than extinguishment to the Preferred Shares, because the difference of the fair values of the Preferred Shares immediately before and after the amendment is less than 10%, therefore the Group applied modification accounting by analogy to the modification guidance contained in ASC 718-20, Compensation — Stock Compensation — Award Classified as Equity, and the modification that results in an increase of RMB130,011 in the fair value of the modified preferred shares on October 18, 2022 was recognized as a deemed dividend to the preferred shareholders.